Related party balances and transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of amount due from related party
	December 31, 2019	December 31, 2020
Amount due from related party:
Ochem(i)	$1,856	$—
Total	$1,856	$—
(i) The balance represents advance payment for materials purchased from Ochem.
Schedule of related parties transactions
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Raw material sold to Ochem	$—	$138	$—	$293

	Year Ended December 31,
	2018	2019	2020
Raw material purchased from Ochem	$30	$—	$—
Raw material purchased from Ochemate	2	—	—
Raw material sold to Ochem	—	—	167

Schedule of relationship with the group
Name	Relationship with the Group
Ochem	Controlled by CEO
Ochemate	Controlled by CEO